Amortization and Depreciation	12 Months Ended
Dec. 31, 2022
Disclosure of Transactions Between Related Parties [Line Items]
Amortization and Depreciation
10.
Amortization and Depreciation

Amortization and depreciation expenses are composed of the following:

	2022	2021	2020
Amortization of intangible assets	6,891	3,917	656
Right-of-use asset amortization	518	453	181
Depreciation of Property, plant & equipment	738	377	155
Total Amortization and Depreciation	8,147	4,747	992

For further information related to depreciation of Property, plant and equipment refer to Note 18: Property, Plant and Equipment related to amortization of right-of-use assets refer to Note 19: Leases and related to amortization of intangible assets refer to Note 20: Intangible Assets.